Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000231078 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231078 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.82%
C000231078 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.91%
C000231078 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000231078 | Energy
Holdings [Line Items]
Percent of Total Investments	3.54%
C000231078 | Financials
Holdings [Line Items]
Percent of Total Investments	25.66%
C000231078 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.86%
C000231078 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.23%
C000231078 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.02%
C000231078 | Materials
Holdings [Line Items]
Percent of Total Investments	2.01%
C000231078 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.75%
C000231078 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.92%
C000231078 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.78%
C000231082 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231082 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.82%
C000231082 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.91%
C000231082 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000231082 | Energy
Holdings [Line Items]
Percent of Total Investments	3.54%
C000231082 | Financials
Holdings [Line Items]
Percent of Total Investments	25.66%
C000231082 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.86%
C000231082 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.23%
C000231082 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.02%
C000231082 | Materials
Holdings [Line Items]
Percent of Total Investments	2.01%
C000231082 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.75%
C000231082 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.92%
C000231082 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.78%
C000231081 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231081 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.82%
C000231081 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.91%
C000231081 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000231081 | Energy
Holdings [Line Items]
Percent of Total Investments	3.54%
C000231081 | Financials
Holdings [Line Items]
Percent of Total Investments	25.66%
C000231081 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.86%
C000231081 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.23%
C000231081 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.02%
C000231081 | Materials
Holdings [Line Items]
Percent of Total Investments	2.01%
C000231081 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.75%
C000231081 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.92%
C000231081 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.78%
C000231080 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231080 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.82%
C000231080 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.91%
C000231080 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000231080 | Energy
Holdings [Line Items]
Percent of Total Investments	3.54%
C000231080 | Financials
Holdings [Line Items]
Percent of Total Investments	25.66%
C000231080 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.86%
C000231080 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.23%
C000231080 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.02%
C000231080 | Materials
Holdings [Line Items]
Percent of Total Investments	2.01%
C000231080 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.75%
C000231080 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.92%
C000231080 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.78%
C000231079 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231079 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.82%
C000231079 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.91%
C000231079 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000231079 | Energy
Holdings [Line Items]
Percent of Total Investments	3.54%
C000231079 | Financials
Holdings [Line Items]
Percent of Total Investments	25.66%
C000231079 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.86%
C000231079 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.23%
C000231079 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.02%
C000231079 | Materials
Holdings [Line Items]
Percent of Total Investments	2.01%
C000231079 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.75%
C000231079 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.92%
C000231079 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.78%
C000231074 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231074 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.82%
C000231074 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.91%
C000231074 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000231074 | Energy
Holdings [Line Items]
Percent of Total Investments	3.54%
C000231074 | Financials
Holdings [Line Items]
Percent of Total Investments	25.66%
C000231074 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.86%
C000231074 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.23%
C000231074 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.02%
C000231074 | Materials
Holdings [Line Items]
Percent of Total Investments	2.01%
C000231074 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.75%
C000231074 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.92%
C000231074 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.78%
C000248998 | Other Line
Holdings [Line Items]
Percent of Total Investments	22.95%
C000248998 | A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000248998 | A-
Holdings [Line Items]
Percent of Total Investments	3.02%
C000248998 | A+
Holdings [Line Items]
Percent of Total Investments	3.99%
C000248998 | AA-
Holdings [Line Items]
Percent of Total Investments	1.07%
C000248998 | AA+
Holdings [Line Items]
Percent of Total Investments	0.36%
C000248998 | B
Holdings [Line Items]
Percent of Total Investments	1.21%
C000248998 | B-
Holdings [Line Items]
Percent of Total Investments	3.50%
C000248998 | B+
Holdings [Line Items]
Percent of Total Investments	2.40%
C000248998 | BB
Holdings [Line Items]
Percent of Total Investments	7.55%
C000248998 | BB-
Holdings [Line Items]
Percent of Total Investments	2.35%
C000248998 | BB+
Holdings [Line Items]
Percent of Total Investments	5.14%
C000248998 | BBB
Holdings [Line Items]
Percent of Total Investments	13.87%
C000248998 | BBB-
Holdings [Line Items]
Percent of Total Investments	12.39%
C000248998 | BBB+
Holdings [Line Items]
Percent of Total Investments	17.69%
C000248998 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241944 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241944 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	69.99%
C000241944 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.76%
C000241944 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.13%
C000241944 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.92%
C000241944 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.19%
C000241944 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	1.45%
C000241944 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.21%
C000241944 | AssetOptions Purchased
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241944 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.16%
C000241944 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.15%
C000241944 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.03%
C000241944 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000241948 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241948 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	69.99%
C000241948 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.76%
C000241948 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.13%
C000241948 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.92%
C000241948 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.19%
C000241948 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	1.45%
C000241948 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.21%
C000241948 | AssetOptions Purchased
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241948 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.16%
C000241948 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.15%
C000241948 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.03%
C000241948 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000241947 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241947 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	69.99%
C000241947 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.76%
C000241947 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.13%
C000241947 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.92%
C000241947 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.19%
C000241947 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	1.45%
C000241947 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.21%
C000241947 | AssetOptions Purchased
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241947 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.16%
C000241947 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.15%
C000241947 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.03%
C000241947 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000241946 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241946 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	69.99%
C000241946 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.76%
C000241946 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.13%
C000241946 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.92%
C000241946 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.19%
C000241946 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	1.45%
C000241946 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.21%
C000241946 | AssetOptions Purchased
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241946 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.16%
C000241946 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.15%
C000241946 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.03%
C000241946 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000241945 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241945 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	69.99%
C000241945 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.76%
C000241945 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.13%
C000241945 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.92%
C000241945 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.19%
C000241945 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	1.45%
C000241945 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.21%
C000241945 | AssetOptions Purchased
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241945 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.16%
C000241945 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.15%
C000241945 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.03%
C000241945 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000241941 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241941 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	69.99%
C000241941 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.76%
C000241941 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.13%
C000241941 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.92%
C000241941 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.19%
C000241941 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	1.45%
C000241941 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.21%
C000241941 | AssetOptions Purchased
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241941 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.16%
C000241941 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.15%
C000241941 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.03%
C000241941 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000241940 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241940 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	69.99%
C000241940 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.76%
C000241940 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.13%
C000241940 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.92%
C000241940 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.19%
C000241940 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	1.45%
C000241940 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.21%
C000241940 | AssetOptions Purchased
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241940 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.16%
C000241940 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.15%
C000241940 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.03%
C000241940 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000228428 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228428 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.12%
C000228428 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.50%
C000228428 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.53%
C000228428 | Financials
Holdings [Line Items]
Percent of Total Investments	9.65%
C000228428 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.65%
C000228428 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.93%
C000228428 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.76%
C000228428 | Materials
Holdings [Line Items]
Percent of Total Investments	4.86%
C000228432 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228432 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.12%
C000228432 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.50%
C000228432 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.53%
C000228432 | Financials
Holdings [Line Items]
Percent of Total Investments	9.65%
C000228432 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.65%
C000228432 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.93%
C000228432 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.76%
C000228432 | Materials
Holdings [Line Items]
Percent of Total Investments	4.86%
C000228431 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228431 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.12%
C000228431 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.50%
C000228431 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.53%
C000228431 | Financials
Holdings [Line Items]
Percent of Total Investments	9.65%
C000228431 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.65%
C000228431 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.93%
C000228431 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.76%
C000228431 | Materials
Holdings [Line Items]
Percent of Total Investments	4.86%
C000228430 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228430 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.12%
C000228430 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.50%
C000228430 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.53%
C000228430 | Financials
Holdings [Line Items]
Percent of Total Investments	9.65%
C000228430 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.65%
C000228430 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.93%
C000228430 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.76%
C000228430 | Materials
Holdings [Line Items]
Percent of Total Investments	4.86%
C000228429 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228429 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.12%
C000228429 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.50%
C000228429 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.53%
C000228429 | Financials
Holdings [Line Items]
Percent of Total Investments	9.65%
C000228429 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.65%
C000228429 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.93%
C000228429 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.76%
C000228429 | Materials
Holdings [Line Items]
Percent of Total Investments	4.86%
C000228427 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228427 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.12%
C000228427 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.50%
C000228427 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.53%
C000228427 | Financials
Holdings [Line Items]
Percent of Total Investments	9.65%
C000228427 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.65%
C000228427 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.93%
C000228427 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.76%
C000228427 | Materials
Holdings [Line Items]
Percent of Total Investments	4.86%
C000228426 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228426 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.12%
C000228426 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.50%
C000228426 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.53%
C000228426 | Financials
Holdings [Line Items]
Percent of Total Investments	9.65%
C000228426 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.65%
C000228426 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.93%
C000228426 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.76%
C000228426 | Materials
Holdings [Line Items]
Percent of Total Investments	4.86%
C000228425 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228425 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.12%
C000228425 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.50%
C000228425 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.53%
C000228425 | Financials
Holdings [Line Items]
Percent of Total Investments	9.65%
C000228425 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.65%
C000228425 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.93%
C000228425 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.76%
C000228425 | Materials
Holdings [Line Items]
Percent of Total Investments	4.86%
C000228424 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228424 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.12%
C000228424 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.50%
C000228424 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.53%
C000228424 | Financials
Holdings [Line Items]
Percent of Total Investments	9.65%
C000228424 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.65%
C000228424 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.93%
C000228424 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.76%
C000228424 | Materials
Holdings [Line Items]
Percent of Total Investments	4.86%
C000218936 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218936 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.28%
C000218936 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	82.01%
C000218936 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.83%
C000218936 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218936 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218936 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.87%
C000218936 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218936 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000218936 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.25%
C000218940 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218940 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.28%
C000218940 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	82.01%
C000218940 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.83%
C000218940 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218940 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218940 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.87%
C000218940 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218940 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000218940 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.25%
C000218939 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218939 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.28%
C000218939 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	82.01%
C000218939 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.83%
C000218939 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218939 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218939 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.87%
C000218939 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218939 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000218939 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.25%
C000218938 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218938 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.28%
C000218938 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	82.01%
C000218938 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.83%
C000218938 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218938 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218938 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.87%
C000218938 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218938 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000218938 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.25%
C000218937 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218937 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.28%
C000218937 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	82.01%
C000218937 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.83%
C000218937 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218937 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218937 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.87%
C000218937 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218937 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000218937 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.25%
C000218935 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218935 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.28%
C000218935 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	82.01%
C000218935 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.83%
C000218935 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218935 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218935 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.87%
C000218935 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218935 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000218935 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.25%
C000218934 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218934 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.28%
C000218934 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	82.01%
C000218934 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.83%
C000218934 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218934 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218934 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.87%
C000218934 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218934 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000218934 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.25%
C000218933 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218933 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.28%
C000218933 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	82.01%
C000218933 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.83%
C000218933 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218933 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218933 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.87%
C000218933 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218933 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000218933 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.25%
C000218932 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218932 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.28%
C000218932 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	82.01%
C000218932 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.83%
C000218932 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218932 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218932 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.87%
C000218932 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218932 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000218932 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.25%

[1]	Amount is less than 0.01%
[2]	Amount is less than 0.01%
[3]	Amount is less than 0.01%
[4]	Amount is less than 0.01%
[5]	Amount is less than 0.01%
[6]	Amount is less than 0.01%
[7]	Amount is less than 0.01%